SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation expenses recognized:
Stock-based compensation expense	$ 41	$ 65	$ 99
Cost of Revenues [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense		3	15
Research and Development Expenses [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	1	8	19
Selling and Marketing [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	1	4	18
General and Administrative Expenses [Member]
Total stock-based compensation expenses recognized:
Stock-based compensation expense	$ 39	$ 50	$ 47